SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 - SUBSEQUENT EVENTS

Subsequent to September 30, 2016, the certain related parties (see Note 9) sold the amounts due to them of $382,061 to two unrelated investors. The Company issued a note to each investor in the amount of $191,030. The notes have an interest rate of 5% per annum and mature on the earlier of: (i) May 7, 2017; or (ii) the date the Company raises a total of $2 million, subsequent to the issuance of these notes. The notes have a conversion feature under which the note holder can convert at any time at a conversion price of $0.40 per share.

On October 21, 2106, the Company issued an investor a promissory note in the total principal amount of $267,500 with 9% annual interest rate, which will be due on October 21, 2017. The Company received $250,000 of gross proceeds and granted a warrant to purchase 222,916 shares of common stock at $0.60 per share.

On November 2, 2016, the Company issued certain investors promissory notes (the “Notes”) in the total principal amount of $480,000 with a 5% annual interest rate, which will be due on April 28, 2017. The Company received $400,000 of gross proceeds from the Notes. The Company also granted to the investors warrants with a 7-year term to purchase 1,428,572 shares of common stock at the lesser of $0.47 per share or 75% of the closing bid price of the Company’s common stock on the effective date of the Company’s first registered public offering of common stock.

Subsequent to September 30, 2016, the Company agreed to pay $50,000 to settle the Stemage Skin Care matter. A definitive Settlement Agreement is being executed by and between all involved parties. The Settlement Agreement should be fully executed before the end of November, 2016, with the Company paying the $50,000 within that same time-frame.

NOTE 10 – SUBSEQUENT EVENTS

Subsequent to December 31, 2015 and through the date of these financial statements, our Company suffered continued losses from operations with accompanying lack of liquidity. In order to fund operations on a temporary basis while our Company attempted to procure a more permanent form of financing, our Chief Executive Officer arranged for our bank to cover amounts overdrawn on our bank accounts up to $60,000 (the “Temporary Financing”). The Temporary Financing is personally guaranteed by our Chief Executive Officer until such time as all amounts advanced are repaid to the bank. Our Company’s officers have also personally advanced our Company over $57,700 in funding through the date of this Annual Report.

NOTE 11 – SUBSEQUENT EVENTS

On January 20, 2015, the Company established a wholly owned operating subsidiary called NuGene BioPharma, Inc, which will primarily focus on stem cell derived treatments that may require FDA approval.

On February 5, 2015 the Company amended its office sublease effective July 1, 2015, to a five year term ending June 30, 2020, with base rental per month of $9,968.

On March 17, 2015, BioPharma entered into an Intellectual Property Asset Purchase Agreement (“IP Agreement”) with Dr. H.R. Christopher O'Brien, PharmD, an individual, thereby acquiring all of the rights, title and interest in and to SkinGuardian, an FDA-approved (monographed) skin protectant, antiseptic, and moisturizing lotion, including but not limited to (i) Patent (Pub. No.: US 2009/0105195), (ii) the Trademark (Registration No.: 85082446); (iii) all formulae and derivatives; (iv) FSA work product, clinical trial data, etc.; (v) the goodwill; and (vi) any and all other rights, title, and interest in and to the SkinGuardian™ product (collectively, the “Intellectual Property”) and Intellectual Property Rights, free and clear of any liabilities, claims, liens or encumbrances.

As consideration for the purchase of the Intellectual Property, including the tangible and intangible assets primarily used or associated with the Intellectual Property, the Company has agreed to issue 250,000 shares of common stock to Mr. O’Brien. The common stock is exempt from registration pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended, and includes a lock-up agreement whereby those shares may not be sold for a period of 18 months following the closing of the IP Agreement.

In accordance with ASC 855-10, Company management reviewed all material events through the date of this report and determined that there are no additional material subsequent events to report.